Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables and charts provide additional compensation information regarding our NEOs, prepared in accordance with the SEC’s pay versus performance disclosure regulations for fiscal years 2023, 2022, 2021 and 2020.
Pay Versus Performance (PVP) Table
	Summary Compensation Table (SCT) Total for CEO(1) ($)	Compensation Actually Paid (CAP) to CEO(1)(2) ($)	Average SCT Total for Other NEOs(1) ($)	Average CAP to Other NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Revenue (Company Selected Measure) ($ in millions)
Year					Zoetis TSR ($)	S&P 500 Pharmaceuticals Index TSR ($)
2023	15,237,853	26,369,229	2,994,932	4,592,358	153.30	147.14	2,344	8,544
2022	14,003,540	(15,709,790)	2,931,816	(3,076,052)	112.80	146.65	2,114	8,080
2021	13,098,491	33,519,679	4,455,516	10,261,897	186.46	135.22	2,037	7,776
2020	10,374,312	15,564,796	3,756,846	6,519,899	125.76	107.52	1,638	6,675
(1)
In all years shown Kristin C. Peck was our Chief Executive Officer. The other named executive officers (NEO) represent the following individuals: for 2023, Wetteny Joseph, Heidi C. Chen, Wafaa Mamilli and Robert J. Polzer; for 2022, Wetteny Joseph, Glenn C. David, Heidi C. Chen, and Wafaa Mamilli; for 2021, Wetteny Joseph, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Heidi C. Chen; and for 2020, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Wafaa Mamilli.

(2)
To calculate Compensation Actually Paid (CAP) the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

CEO SCT Total to CAP Reconcillation:
Year	SCT Total ($)	Deductions from SCT Total(i)		Additions to SCT Total(ii) ($)	Compensation Actually Paid ($)
		Stock Awards ($)	Options Awards ($)
2023	15,237,853	(8,774,860)	(2,924,967)	22,831,203	26,369,229
2022	14,003,540	(8,399,841)	(2,799,966)	(18,513,523)	(15,709,790)
2021	13,098,491	(6,929,797)	(2,309,970)	29,660,955	33,519,679
2020	10,374,312	(5,684,840)	(1,894,975)	12,770,299	15,564,796
Average Other NEOs SCT Total to CAP Reconcillation:
Year	SCT Total ($)	Deductions from SCT Total(i)		Additions to SCT Total(ii) ($)	Compensation Actually Paid ($)
		Stock Awards ($)	Options Awards ($)
2023	2,994,932	(1,239,133)	(413,112)	3,249,671	4,592,358
2022	2,931,816	(1,405,542)	(468,570)	(4,133,756)	(3,076,052)
2021	4,455,516	(2,118,241)	(366,105)	8,290,727	10,261,897
2020	3,756,846	(1,302,977)	(496,860)	4,562,890	6,519,899
(i)
These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted each year.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental table below:

CEO Equity Component of CAP:
Year	Equity Type	Fair Value of Current Year Equity Awards at End of Year ($)	Change in Value of Prior Years’ Awards Unvested at End of Year ($)	Change in Value of Prior Years’ Awards That Vested During the Year ($)	Equity Value Included in CAP ($)
2023	Stock Options	3,971,133	1,923,431	372,068	6,266,632
	Restricted Stock Units	3,585,639	1,500,387	162,461	5,248,488
	Performance Award Units	8,054,738	3,060,551	200,795	11,316,083
	Total	15,611,510	6,484,369	735,324	22,831,203
2022	Stock Options	1,528,648	(7,897,241)	(931,398)	(7,299,991)
	Restricted Stock Units	2,049,978	(2,672,369)	(234,149)	(856,541)
	Performance Award Units	2,460,116	(12,009,652)	(807,455)	(10,356,991)
	Total	6,038,742	(22,579,262)	(1,973,002)	(18,513,523)
2021	Stock Options	5,709,571	5,052,274	33,020	10,794,866
	Restricted Stock Units	3,523,058	1,469,682	10,165	5,002,905
	Performance Award Units	8,916,215	4,932,126	14,842	13,863,183
	Total	18,148,844	11,454,083	58,027	29,660,955
2020	Stock Options	2,309,500	1,341,931	385,408	4,036,839
	Restricted Stock Units	2,186,374	411,103	103,798	2,701,275
	Performance Award Units	4,749,437	1,128,981	153,769	6,032,186
	Total	9,245,311	2,882,015	642,974	12,770,299
Average Other NEOs Equity Component of CAP:
Year	Equity Type	Fair Value of Current Year Equity Awards at End of Year ($)	Change in Value of Prior Years’ Awards Unvested at End of Year ($)	Change in Value of Prior Years’ Awards That Vested During the Year ($)	Equity Value Included in CAP ($)
2023	Stock Options	560,869	169,611	46,139	776,619
	Restricted Stock Units	506,345	509,551	20,141	1,036,037
	Performance Award Units	1,137,439	284,615	14,962	1,437,015
	Total	2,204,652	963,777	81,242	3,249,671
2022	Stock Options	255,817	(1,352,757)	(446,281)	(1,543,221)
	Restricted Stock Units	343,039	(1,110,941)	(112,191)	(880,093)
	Performance Award Units	411,640	(1,735,180)	(386,902)	(1,710,442)
	Total	1,010,496	(4,198,878)	(945,373)	(4,133,756)
2021	Stock Options	904,905	1,796,558	22,234	2,723,696
	Restricted Stock Units	1,897,216	490,667	6,844	2,394,727
	Performance Award Units	1,413,054	1,749,257	9,993	3,172,304
	Total	4,215,175	4,036,482	39,071	8,290,727
2020	Stock Options	605,548	908,841	240,880	1,755,269
	Restricted Stock Units	573,225	278,702	64,872	916,799
	Performance Award Units	1,010,271	784,446	96,105	1,890,822
	Total	2,189,044	1,971,988	401,857	4,562,890

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
In all years shown Kristin C. Peck was our Chief Executive Officer. The other named executive officers (NEO) represent the following individuals: for 2023, Wetteny Joseph, Heidi C. Chen, Wafaa Mamilli and Robert J. Polzer; for 2022, Wetteny Joseph, Glenn C. David, Heidi C. Chen, and Wafaa Mamilli; for 2021, Wetteny Joseph, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Heidi C. Chen; and for 2020, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Wafaa Mamilli.

PEO Total Compensation Amount	$ 15,237,853	$ 14,003,540	$ 13,098,491	$ 10,374,312
PEO Actually Paid Compensation Amount	$ 26,369,229	(15,709,790)	33,519,679	15,564,796
Adjustment To PEO Compensation, Footnote
(2)
To calculate Compensation Actually Paid (CAP) the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

CEO SCT Total to CAP Reconcillation:
Year	SCT Total ($)	Deductions from SCT Total(i)		Additions to SCT Total(ii) ($)	Compensation Actually Paid ($)
		Stock Awards ($)	Options Awards ($)
2023	15,237,853	(8,774,860)	(2,924,967)	22,831,203	26,369,229
2022	14,003,540	(8,399,841)	(2,799,966)	(18,513,523)	(15,709,790)
2021	13,098,491	(6,929,797)	(2,309,970)	29,660,955	33,519,679
2020	10,374,312	(5,684,840)	(1,894,975)	12,770,299	15,564,796
(i)
These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted each year.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental table below:

CEO Equity Component of CAP:
Year	Equity Type	Fair Value of Current Year Equity Awards at End of Year ($)	Change in Value of Prior Years’ Awards Unvested at End of Year ($)	Change in Value of Prior Years’ Awards That Vested During the Year ($)	Equity Value Included in CAP ($)
2023	Stock Options	3,971,133	1,923,431	372,068	6,266,632
	Restricted Stock Units	3,585,639	1,500,387	162,461	5,248,488
	Performance Award Units	8,054,738	3,060,551	200,795	11,316,083
	Total	15,611,510	6,484,369	735,324	22,831,203
2022	Stock Options	1,528,648	(7,897,241)	(931,398)	(7,299,991)
	Restricted Stock Units	2,049,978	(2,672,369)	(234,149)	(856,541)
	Performance Award Units	2,460,116	(12,009,652)	(807,455)	(10,356,991)
	Total	6,038,742	(22,579,262)	(1,973,002)	(18,513,523)
2021	Stock Options	5,709,571	5,052,274	33,020	10,794,866
	Restricted Stock Units	3,523,058	1,469,682	10,165	5,002,905
	Performance Award Units	8,916,215	4,932,126	14,842	13,863,183
	Total	18,148,844	11,454,083	58,027	29,660,955
2020	Stock Options	2,309,500	1,341,931	385,408	4,036,839
	Restricted Stock Units	2,186,374	411,103	103,798	2,701,275
	Performance Award Units	4,749,437	1,128,981	153,769	6,032,186
	Total	9,245,311	2,882,015	642,974	12,770,299

Non-PEO NEO Average Total Compensation Amount	$ 2,994,932	2,931,816	4,455,516	3,756,846
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,592,358	(3,076,052)	10,261,897	6,519,899
Adjustment to Non-PEO NEO Compensation Footnote
Average Other NEOs SCT Total to CAP Reconcillation:
Year	SCT Total ($)	Deductions from SCT Total(i)		Additions to SCT Total(ii) ($)	Compensation Actually Paid ($)
		Stock Awards ($)	Options Awards ($)
2023	2,994,932	(1,239,133)	(413,112)	3,249,671	4,592,358
2022	2,931,816	(1,405,542)	(468,570)	(4,133,756)	(3,076,052)
2021	4,455,516	(2,118,241)	(366,105)	8,290,727	10,261,897
2020	3,756,846	(1,302,977)	(496,860)	4,562,890	6,519,899
(i)
These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted each year.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental table below:
Average Other NEOs Equity Component of CAP:
Year	Equity Type	Fair Value of Current Year Equity Awards at End of Year ($)	Change in Value of Prior Years’ Awards Unvested at End of Year ($)	Change in Value of Prior Years’ Awards That Vested During the Year ($)	Equity Value Included in CAP ($)
2023	Stock Options	560,869	169,611	46,139	776,619
	Restricted Stock Units	506,345	509,551	20,141	1,036,037
	Performance Award Units	1,137,439	284,615	14,962	1,437,015
	Total	2,204,652	963,777	81,242	3,249,671
2022	Stock Options	255,817	(1,352,757)	(446,281)	(1,543,221)
	Restricted Stock Units	343,039	(1,110,941)	(112,191)	(880,093)
	Performance Award Units	411,640	(1,735,180)	(386,902)	(1,710,442)
	Total	1,010,496	(4,198,878)	(945,373)	(4,133,756)
2021	Stock Options	904,905	1,796,558	22,234	2,723,696
	Restricted Stock Units	1,897,216	490,667	6,844	2,394,727
	Performance Award Units	1,413,054	1,749,257	9,993	3,172,304
	Total	4,215,175	4,036,482	39,071	8,290,727
2020	Stock Options	605,548	908,841	240,880	1,755,269
	Restricted Stock Units	573,225	278,702	64,872	916,799
	Performance Award Units	1,010,271	784,446	96,105	1,890,822
	Total	2,189,044	1,971,988	401,857	4,562,890

Compensation Actually Paid vs. Total Shareholder Return
2.
Compensation Actually Paid (CAP) versus Zoetis TSR

The graph below compares the Compensation Actually Paid (CAP) of the CEO and the Other NEOs, to Zoetis’ TSR for the four fiscal years beginning with 2020. As the graph shows, the CAP to the CEO and Other NEOs is directionally aligned with the Company’s TSR.

Compensation Actually Paid vs. Net Income
3.
CAP versus Net Income

The graph below compares the CAP of the CEO and the Other NEOs, to Zoetis’ net income for the four fiscal years beginning with 2020. Net Income has steadily increased while the CEO and Other NEOs CAP has varied by year. Zoetis does not use net income as a metric in its compensation incentives.

Compensation Actually Paid vs. Company Selected Measure
4.
CAP versus Revenue (Company Selected Measure)

The graph below compares the CAP of the CEO and the Other NEOs, to Zoetis’ revenue for the four fiscal years beginning with 2020. Revenue has steadily increased while the CEO and Other NEOs’ CAP has varied by year. While revenue is a metric in Zoetis’ AIP, the weight of equity-based LTI — which primarily reflect stock price and relative TSR — exceeds the weight of our annual incentive in the total compensation for executives.

Total Shareholder Return Vs Peer Group
1.
Total Shareholder Return (TSR): Zoetis versus S&P 500 Pharmaceuticals Index

The graph below compares an initial investment in our common stock of $100 on December 31, 2019, versus the same investment in the S&P 500 Pharmaceuticals Index (assuming dividends, if any, were reinvested). It should be noted that the companies in the S&P 500 Pharmaceuticals index are not the same as those used for our compensation benchmarking, nor are they the same as the S&P 500, which is the group of companies we use to determine Relative TSR for the company’s performance award unit metric, as described in the CD&A.

Tabular List, Table
List of Most Important Measures
The four items listed below represent the most important metrics we used to determine CAP for 2023 as further described in our CD&A within the sections titled “Annual Incentive Plan” and “Long-Term Incentives”:
Most Important Performance Measures
Relative Total Shareholder Return(i)
Revenue(ii)
Adjusted Diluted EPS(ii)
Free Cash Flow(ii)
(i)
Relative Total Shareholder Return is the 3-year performance metric used for Zoetis’ performance award units, which comprise 50% of the long-term incentive compensation of our NEOs, including the CEO. Total Shareholder Return (TSR) is the appreciation of share price, including dividends, during the performance period. Relative TSR is Zoetis’ TSR as compared to the TSR over the performance period of the “S&P 500 Group”, which we define as the companies comprising the S&P 500 stock market index as of the beginning of the performance period, excluding companies that during the performance period are acquired or no longer publicly traded.

(ii)
Revenue, Adjusted Diluted EPS and Free Cash Flow refer to the measures used to assess performance in determining the funding for our Annual Incentive Plan (AIP) and exclude the impacts of foreign exchange and certain other adjustments as described in the CD&A.

Total Shareholder Return Amount	$ 153.3	112.8	186.46	125.76
Peer Group Total Shareholder Return Amount	147.14	146.65	135.22	107.52
Net Income (Loss)	$ 2,344,000,000	$ 2,114,000,000	$ 2,037,000,000	$ 1,638,000,000
Company Selected Measure Amount	8,544,000,000	8,080,000,000	7,776,000,000	6,675,000,000
PEO Name	Kristin C. Peck
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,774,860)	$ (8,399,841)	$ (6,929,797)	$ (5,684,840)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,924,967)	(2,799,966)	(2,309,970)	(1,894,975)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,831,203	(18,513,523)	29,660,955	12,770,299
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,611,510	6,038,742	18,148,844	9,245,311
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,971,133	1,528,648	5,709,571	2,309,500
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,484,369	(22,579,262)	11,454,083	2,882,015
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,923,431	(7,897,241)	5,052,274	1,341,931
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,068	(931,398)	33,020	385,408
PEO | Total Equity Awards Adjustments, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,266,632	(7,299,991)	10,794,866	4,036,839
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,585,639	2,049,978	3,523,058	2,186,374
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500,387	(2,672,369)	1,469,682	411,103
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,461	(234,149)	10,165	103,798
PEO | Total Equity Awards Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,248,488	(856,541)	5,002,905	2,701,275
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,054,738	2,460,116	8,916,215	4,749,437
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,060,551	(12,009,652)	4,932,126	1,128,981
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,795	(807,455)	14,842	153,769
PEO | Total Equity Awards Adjustments, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,316,083	(10,356,991)	13,863,183	6,032,186
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	735,324	(1,973,002)	58,027	642,974
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,239,133)	(1,405,542)	(2,118,241)	(1,302,977)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(413,112)	(468,570)	(366,105)	(496,860)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,249,671	(4,133,756)	8,290,727	4,562,890
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,204,652	1,010,496	4,215,175	2,189,044
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,869	255,817	904,905	605,548
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	963,777	(4,198,878)	4,036,482	1,971,988
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,611	(1,352,757)	1,796,558	908,841
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,139	(446,281)	22,234	240,880
Non-PEO NEO | Total Equity Awards Adjustments, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	776,619	(1,543,221)	2,723,696	1,755,269
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	506,345	343,039	1,897,216	573,225
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,551	(1,110,941)	490,667	278,702
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,141	(112,191)	6,844	64,872
Non-PEO NEO | Total Equity Awards Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,036,037	(880,093)	2,394,727	916,799
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,137,439	411,640	1,413,054	1,010,271
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	284,615	(1,735,180)	1,749,257	784,446
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,962	(386,902)	9,993	96,105
Non-PEO NEO | Total Equity Awards Adjustments, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,437,015	(1,710,442)	3,172,304	1,890,822
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 81,242	$ (945,373)	$ 39,071	$ 401,857